Description of the Plan (Details) - EBP 201	12 Months Ended
Dec. 31, 2025 USD ($) year
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	75.00%
Maximum after tax annual compensation to total compensation, percentage	100.00%
Matching percentage	100.00%
Participant compensation matched, percentage	6.00%
Discretionary profit-sharing contribution, service period	1 year
Maximum amount invested in company stock, percentage	0.15
Transfer of account balances, maximum percentage allowed to be invested in company stock	0.15
Vesting period	2 years
Retirement age | year	65
Early retirement age | year	55
Early retirement, years of service	5 years
Involuntary cash-out limit	$ 1,000
Withdrawal age | year	59.5
Minimum hardship withdrawal limit	$ 500
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
General loan, borrowing term	60 months
Primary residence, borrowing term	120 months
Basis spread on variable rate	1.00%
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	9.50%